Submission	Sep. 24, 2024
Submission [Line Items]
Central Index Key	0001496099
Registrant Name	New Mountain Finance Corp
Registration File Number	333-280501
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES